Taxation (Details) - Schedule of Income Tax Expense - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loss before income tax expense
Loss from Chinese mainland operations	¥ (149,818)	¥ (74,843)	¥ (132,584)
Loss from non-Chinese mainland operations	(10,135)	(16,700)	(14,399)
Total Loss before income tax expense from continuing operations	(159,953)	(91,543)	(146,983)
Income tax benefit applicable to Chinese mainland operations
Deferred income tax benefit	525	525	525
Subtotal income tax benefit applicable to Chinese mainland operations	525	525	525
Non-Chinese mainland withholding tax expense	(162)	(4)	(3)
Total income tax benefit from continuing operations	¥ 363	¥ 521	¥ 522